Merger and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended				0 Months Ended	1 Months Ended
	Jun. 03, 2008	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 02, 2008 Old Arno	Jun. 03, 2008 Old Arno	Jun. 03, 2008 Laurier International Inc
Mergers Acquisitions and Dispositions Disclosures [Line Items]
Shares issuable prior to merger ratio						$ 1.99377
Shares issued in merger						1,611,760	19,291,824
Common stock issued prior to merger		37,355,419	36,364,942	36,304,942			1,100,200
Common stock outstanding prior to merger		37,355,419	36,364,942	36,304,942			1,100,200
Ownership interest						95.00%
Gross proceeds private placement					$ 17,732,000
Number of common stock sold to selected accredited investor					3,691,900
Number of shares issued in business combination					7,360,700
Notes interest rate						6.00%
Number of shares issued on conversion of 6% notes	1,962,338					984,246
Number of securities called by warrants	196,189	108,986,205	110,507,188			98,409
Per share exercise price of warrant	2.42					4.83
Warrant expiration term						5 years
Accumulated deficit	$ 120,538